SHARE-BASED COMPENSATION - Options Expiration (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Number of Stock Appreciation Rights Units
Exercise Price (in dollars per share)	$ 3.08	$ 2.84
Stock Options Outstanding (in shares)	529,002	1,435,794
April 2025
Number of Stock Appreciation Rights Units
Exercise Price (in dollars per share)	$ 3.08
Stock Options Outstanding (in shares)	107,322
January 2026
Number of Stock Appreciation Rights Units
Exercise Price (in dollars per share)	$ 3.08
Stock Options Outstanding (in shares)	421,680